Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (4) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions) (7) (h)	Revenue ($ in millions) (8) (i)
					Total Share- Holder Return (5) (f)	Peer Group Total Share- Holder Return (6) (g)
2023	$16,958,057	$(10,805,540)	$7,004,879	$(2,186,013)	$249.65	$159.01	$984.8	$2,327.5
2022	$5,322,204	$41,188,180	$2,381,140	$15,387,032	$315.72	$153.08	$727.3	$1,936.3
2021	$3,511,071	$50,428,496	$1,962,289	$18,294,614	$245.32	$137.47	$475.8	$1,685.5
2020	$4,811,672	$49,919,731	$4,145,541	$17,608,882	$172.33	$110.52	$514.8	$1,483.3

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts reported for Martine Rothblatt, Chairperson and Chief Executive Officer, for each of the corresponding years in the “Total” column of the in our Summary Compensation Table. Refer to the Summary Compensation
Table above.
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Dr. Rothblatt) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: James Edgemond, Chief Financial Officer and Treasurer; Michael Benkowitz, President and Chief
Operating Officer; and Paul Mahon, Executive Vice President and General Counsel.

Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: Nasdaq U.S. Benchmark Pharmaceuticals TR Index. This is the
peer group that is used in our five-year performance graph that is disclosed in Item 5 of our Annual Report on Form 10-K for the year ended
December 31, 2023.

PEO Total Compensation Amount	$ 16,958,057	$ 5,322,204	$ 3,511,071	$ 4,811,672
PEO Actually Paid Compensation Amount	$ (10,805,540)	41,188,180	50,428,496	49,919,731
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Rothblatt, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Dr. Rothblatt. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2023	2022	2021	2020
Summary Compensation Table Total	$16,958,057	$5,322,204	$3,511,071	$4,811,672
Less value of Stock Options and RSUs reported in Summary Compensation Table	$11,302,852	—	—	—
Less Change in Pension Value reported in Summary Compensation Table	—	—	—	$1,575,757
Plus year-end fair value of outstanding and unvested equity awards granted in the year	$24,052,395	—	—	—
Plus fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—
Plus (less) year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	$41,115,001	$42,020,090	$46,738,027
Plus (less) change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior years that vested in the year	$(40,513,140)	$(5,249,025)	$4,897,335	$(54,211)
Less prior year-end fair value for any equity awards forfeited in the year	—	—	—	—
Plus dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—
Plus pension service cost for services rendered during the year	—	—	—	—
Compensation Actually Paid to Martine Rothblatt, Chairperson and CEO	$(10,805,540)	$41,188,180	$50,428,496	$49,919,731

Non-PEO NEO Average Total Compensation Amount	$ 7,004,879	2,381,140	1,962,289	4,145,541
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,186,013)	15,387,032	18,294,614	17,608,882
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding
Dr. Rothblatt), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total
Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021	2020
Average Summary Compensation Table Total	$7,004,879	$2,381,140	$1,962,289	$4,145,541
Less average value of Stock Options and RSUs reported in Summary Compensation Table	$3,767,178	—	—	—
Less average Change in Pension Value reported in Summary Compensation Table	$622,514	—	$278,975	$2,461,396
Plus average year-end fair value of outstanding and unvested equity awards granted in the year	$8,017,006	—	—	—
Plus average fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—
Plus (less) average year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	$13,705,000	$14,006,697	$14,907,728
Plus (less) average change in fair value from prior fiscal year end to the vesting date of equity awards granted in prior years that vested in the year	$(13,504,380)	$(1,749,675)	$1,464,630	$69,866
Less prior year-end fair value for any equity awards forfeited in the year	—	—	—	—
Plus dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—
Plus average pension service cost for services rendered during the year	$686,174	$1,050,567	$1,139,973	$947,143
Average Compensation Actually Paid to Non-PEO NEOs	$(2,186,013)	$15,387,032	$18,294,614	$17,608,882

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company-Selected Measure (Revenue)
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Tabular List, Table	Revenue •Cash Profit Margin •Number of Patients •R&D Performance •Manufacturing Performance
Total Shareholder Return Amount	$ 249.65	315.72	245.32	172.33
Peer Group Total Shareholder Return Amount	159.01	153.08	137.47	110.52
Net Income (Loss)	$ 984,800,000	$ 727,300,000	$ 475,800,000	$ 514,800,000
Company Selected Measure Amount	2,327,500,000	1,936,300,000	1,685,500,000	1,483,300,000
PEO Name	Martine Rothblatt
Additional 402(v) Disclosure	Total Shareholder Return (TSR) is calculated by dividing (a) the difference between our share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.Revenue was chosen from the five most important performance measures we use to link compensation actually paid to the PEO and other
NEOs in each applicable year to our company’s performance.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Profit Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Number of Patients
Measure:: 4
Pay vs Performance Disclosure
Name	R&D Performance
Measure:: 5
Pay vs Performance Disclosure
Name	Manufacturing Performance
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 1,575,757
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,302,852	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,052,395	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	41,115,001	42,020,090	46,738,027
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,513,140)	(5,249,025)	4,897,335	(54,211)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	622,514	0	278,975	2,461,396
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	686,174	1,050,567	1,139,973	947,143
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,767,178	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,017,006	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	13,705,000	14,006,697	14,907,728
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,504,380)	(1,749,675)	1,464,630	69,866
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0